UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07483

                        SCHRODER CAPITAL FUNDS (DELAWARE)
               (Exact name of registrant as specified in charter)
                                    --------


                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                        Schroder Capital Funds (Delaware)
                                 P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                    DATE OF REPORTING PERIOD: APRIL 30, 2003

ITEM 1.   REPORTS TO STOCKHOLDERS.

                            [SCHRODERS LOGO OMITTED]





                                    SCHRODER
                                   ULTRA FUND



                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2003
                                   (UNAUDITED)

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SCHRODER ULTRA FUND
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SCHEDULE OF INVESTMENTS
APRIL 30, 2003
(UNAUDITED)

    SHARES                                       VALUE $
    ------                                      --------
            COMMON STOCK -- 73.3%
            BASIC INDUSTRIES -- 0.9%
     3,200  Delta and Pine Land                    74,432
                                               ----------

            BUSINESS SERVICES -- 1.2%
     9,600  BearingPoint (1)                       78,432
     1,000  MAXIMUS (1)                            24,100
                                               ----------
                                                  102,532
            CAPITAL GOODS -- 0.6%
       400  Actuant Class A (1)                    14,840
       200  DRS Technologies (1)                    5,602
     1,800  Terex (1)                              29,790
                                               ----------
                                                   50,232
            CONSUMER DISCRETIONARY -- 4.5%
     1,100  Casual Male Retail Group                4,873
     7,000  Electronics Boutique
            Holdings (1)                          130,900
     3,200  Enesco Group                           25,344
     1,600  Petco Animal Supplies                  33,808
     6,200  TBC (1)                                99,200
     4,800  Too (1)                                89,088
                                               ----------
                                                  383,213
            ENERGY -- 9.4%
    13,000  Cal Dive International (1)            209,300
   126,600  Petroquest Energy (1)                 192,432
     6,200  Stone Energy (1)                      217,806
    10,700  W-H Energy Services (1)               192,600
                                               ----------
                                                  812,138
            FINANCIALS -- 8.6%
     2,300  Commerce Bancshares                    87,055
    10,600  Infinity Property &
            Casualty (1)                          223,660
     2,600  PFF Bancorp                            87,594
    10,500  Platinum Underwriters
             Holdings (1)                         277,725
     1,400  Provident Bankshares                   35,560
     1,000  R & G Financial Class B                27,080
                                               ----------
                                                  738,674
            HEALTH CARE -- 11.7%
     1,400  Able Laboratories (1)                  23,604
     5,200  Accredo Health (1)                     76,804
     1,900  BioMarin Pharmaceuticals (1)           20,862
       200  Covance (1)                             3,546
     2,600  Diversa (1)                            26,884
    36,100  Hanger Orthopedic Group (1)           372,191
    31,000  NBTY (1)                              480,500
                                               ----------
                                                1,004,391
            REAL ESTATE INVESTMENT
            TRUST -- 0.5%
     1,600  Health Care                            45,552
                                               ----------

            RESTAURANTS -- 0.7%
     1,900  CEC Entertainment                      57,209
                                               ----------

            TECHNOLOGY -- 12.3%
    63,000  Artesyn Technologies (1)              263,970
    12,000  Photon Dynamics (1)                   262,800
    37,500  Ultratech Stepper (1)                 531,375
                                               ----------
                                                1,058,145

    SHARES                                       VALUE $
    ------                                      --------
            TECHNOLOGY-SEMICONDUCTORS -- 12.7%
    43,700  Aeroflex (1)                          235,106
    57,800  GlobespanVirata (1)                   350,846
    60,000  Pericom Semiconductor (1)             508,800
                                               ----------
                                                1,094,752
            TECHNOLOGY-SOFTWARE -- 4.2%
   965,400  Peregrine Systems (1)                 270,312
    46,300  Vignette (1)                           95,378
                                               ----------
                                                  365,690
            TELECOMMUNICATIONS -- 1.0%
    13,400  Crown Castle
             International (1)                     85,358
                                               ----------

            TRANSPORTATION -- 4.2%
     7,400  Arkansas Best (1)                     187,590
     4,600  Roadway                               170,476
                                               ----------
                                                  358,066
            UTILITIES -- 0.8%
     2,600  AGL Resources                          66,898
                                               ----------

            TOTAL COMMON STOCK
            (Cost $5,913,822)                   6,297,282
                                               ----------

            SHORT-TERM
            INVESTMENTS -- 8.4%
   359,386  SEI Daily Income Trust Money
             Market Fund 1.13% (2)                359,386
   359,387  SEI Daily Income Trust Prime
             Obligations Fund 1.11% (2)           359,387
                                               ----------

            TOTAL SHORT-TERM
            INVESTMENTS
            (Cost $718,773)                       718,773
                                               ----------
 PRINCIPAL
 AMOUNT $
---------
            GOVERNMENT AND AGENCY
            SECURITY -- 11.6%
 1,000,000  United States Treasury Bill
             1.07%, 05/01/03
             (Cost $1,000,000)                  1,000,000
                                               ----------

            REPURCHASE AGREEMENT -- 12.3%
 1,056,371  JP Morgan Chase, 1.05%, 05/01/03
             repurchase agreement, dated
             04/30/03 with a repurchase price
             of $1,056,402, collateralized
             by a $885,000 United States
             Treasury  Bond, 6.125%, due
             11/15/27, valued at $1,077,529
             (Cost $1,056,371)                  1,056,371
                                               ----------

The accompanying notes are an integral part of the financial statements.

                                       1

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SCHRODER ULTRA FUND
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SCHEDULE OF INVESTMENTS (CONCLUDED)
APRIL 30, 2003
(UNAUDITED)


                                                VALUE $
                                                -------
            TOTAL INVESTMENTS
            (Cost $8,688,966) -- 105.6%         9,072,426

            OTHER ASSETS LESS
            LIABILITIES -- (5.6)%                (482,905)
                                              -----------

            TOTAL NET
            ASSETS -- 100.0%                  $ 8,589,521
                                              ===========

(1) Denotes non-income producing security.
(2) Rate shown is 7-day yield as of April 30, 2003.





The accompanying notes are an integral part of the financial statements.
                                       2

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SCHRODER ULTRA FUND
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STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2003
(UNAUDITED)






ASSETS
     Investments in securities, at value - Note 2............  $ 8,016,055
     Repurchase Agreement....................................    1,056,371
     Dividends receivable....................................        1,189
     Interest receivable.....................................          746
     Receivable for securities sold..........................      239,361
                                                               -----------

         TOTAL ASSETS........................................    9,313,722
                                                               -----------

LIABILITIES
     Cash overdraft..........................................       11,703
     Payable for securities purchased........................      681,688
     Payable for Fund shares redeemed........................          883
     Advisory fee payable - Note 3...........................        8,839
     Administration fee payable - Note 3.....................        1,768
     Sub-administration fee payable - Note 3.................        3,339
     Accrued expenses and other liabilities..................       15,981
                                                               -----------

         TOTAL LIABILITIES...................................      724,201
                                                               -----------

       NET ASSETS............................................  $ 8,589,521
                                                               ===========

NET ASSETS
     Capital paid-in.........................................  $ 6,093,358
     Accumulated net investment loss.........................     (407,121)
     Accumulated net realized gain on investments............    2,519,824
     Net unrealized appreciation on investments..............      383,460
                                                               -----------

       NET ASSETS............................................  $ 8,589,521
                                                               ===========

Investor Shares:
     Net asset value, offering and redemption
         price per share.....................................  $      4.28
Total shares outstanding at end of period....................    2,008,059
Cost of securities including repurchase agreement............  $ 8,688,966





The accompanying notes are an integral part of the financial statements.
                                       3

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SCHRODER ULTRA FUND
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STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2003
(UNAUDITED)





INVESTMENT INCOME
     Interest income.......................................... $   162,303
     Dividend income..........................................      19,910
                                                               -----------
         TOTAL INCOME.........................................     182,213
                                                               -----------

EXPENSES
     Investment advisory fees - Note 3........................     325,505
     Administrative fees - Note 3.............................      65,101
     Sub-administration fees - Note 3.........................      54,559
     Legal fees...............................................      46,161
     Trustees fees............................................      32,152
     Transfer agent fees......................................      20,743
     Audit fees...............................................      10,698
     Registration fees........................................      10,667
     Insurance................................................       7,687
     Printing fees............................................       2,568
     Custodian fees...........................................       1,557
     Other....................................................      11,936
                                                               -----------

         TOTAL EXPENSES.......................................     589,334
                                                               -----------

         NET INVESTMENT LOSS..................................    (407,121)
                                                               -----------

REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments sold....................     588,465
     Change in net unrealized depreciation on investments.....  (2,492,775)
                                                               -----------

         NET REALIZED AND UNREALIZED LOSS ....................  (1,904,310)
                                                               -----------

NET DECREASE IN NET ASSETS
     RESULTING FROM OPERATIONS................................ $(2,311,431)
                                                               ===========





    The accompanying notes are an integral part of the financial statements.
                                        4

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SCHRODER ULTRA FUND
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STATEMENT OF CHANGES IN NET ASSETS




                                                          SIX MONTHS
                                                     ENDED APRIL 30, 2003    FOR THE YEAR ENDED
                                                          (UNAUDITED)         OCTOBER 31, 2002
                                                          -----------         ----------------
INCREASE (DECREASE) IN NET ASSETS
     From Operations:
         Net investment loss.........................    $    (407,121)        $  (2,346,702)
         Net realized gain on investments............          588,465            57,117,967
         Change in net unrealized depreciation
           on investments............................       (2,492,775)          (12,754,795)
                                                         -------------         -------------

         Net increase (decrease) in net assets
           resulting from operations.................       (2,311,431)           42,016,470
                                                         -------------         -------------

     Distributions to Investor Shareholders:
         From net realized gains.....................      (53,131,379)          (63,828,710)
                                                         -------------         -------------

INVESTOR SHARE TRANSACTIONS:
     Sales of shares.................................          779,817            65,370,159
     Reinvestment of distributions...................       53,081,573            62,818,337
     Redemptions of shares...........................     (204,730,096)          (59,756,815)
                                                         -------------         -------------

         Total increase (decrease) from
           Investor Share transactions...............     (150,868,706)           68,431,681
                                                         -------------         -------------

     Total increase (decrease) in net assets ........     (206,311,516)           46,619,441
NET ASSETS
     Beginning of Period.............................      214,901,037           168,281,596
                                                         -------------         -------------

     End of Period...................................    $   8,589,521         $ 214,901,037
                                                         =============         =============

Accumulated net investment loss......................    $    (407,121)        $          --
                                                         =============         =============

CHANGES IN FUND SHARES
INVESTOR SHARE TRANSACTIONS:
     Sales of shares.................................          139,779             2,128,200
     Reinvestment of distributions...................       11,982,296             2,253,978
     Redemptions of shares...........................      (16,552,786)           (1,596,173)
                                                         -------------         -------------

     Net increase (decrease) in Investor Shares......       (4,430,711)            2,786,005
                                                         =============         =============




    The accompanying notes are an integral part of the financial statements.
                                       5

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SCHRODER ULTRA FUND -- INVESTOR SHARES
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

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR AN INVESTOR SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                        SIX      FOR THE     FOR THE     FOR THE   FOR THE     FOR THE    FOR THE
                                       MONTHS      YEAR        YEAR        YEAR     PERIOD       YEAR      PERIOD
                                        ENDED      ENDED       ENDED      ENDED     ENDED       ENDED      ENDED
                                      APRIL 30, OCTOBER 31, OCTOBER 31, OCTOBER 31, OCTOBER 31, MAY 31,    MAY 31,
                                        2003       2002        2001        2000      1999 (A)    1999     1998 (E)
                                        ----       ----        ----        ----      -------     ----     -------
                                    (UNAUDITED)

NET ASSET VALUE, BEGINNING OF PERIOD  $ 33.38   $  46.07    $  46.19     $ 24.59   $ 20.18     $ 14.26     $10.00
                                      -------   --------    --------     -------   -------     -------     ------

INVESTMENT OPERATIONS
  Net Investment Loss................   (0.20)     (0.36)      (0.14)      (0.11)    (0.06)      (0.13)     (0.04)
  Net Realized and Unrealized
    Gain (Loss) on Investments.......   (0.65)      7.94       23.15       28.83      4.47        8.28       4.50
                                      -------   --------    --------     -------   -------     -------     ------

  TOTAL FROM INVESTMENT OPERATIONS...   (0.85)      7.58       23.01       28.72      4.41        8.15       4.46
                                      -------   --------    --------     -------   -------     -------     ------

DISTRIBUTIONS FROM
  Net Investment Income..............      --         --          --          --        --          --         --
  Net Realized Gain on Investments...  (28.25)    (20.27)     (23.13)      (7.12)       --       (2.23)     (0.20)
                                      -------   --------    --------     -------   -------     -------     ------

  TOTAL DISTRIBUTIONS................  (28.25)    (20.27)     (23.13)      (7.12)       --       (2.23)     (0.20)
                                      -------   --------    --------     -------   -------     -------     ------
NET ASSET VALUE, END OF PERIOD....... $  4.28   $  33.38    $  46.07     $ 46.19   $ 24.59     $ 20.18     $14.26
                                      =======   ========    ========     =======   =======     =======     ======

TOTAL RETURN (C).....................   (5.40)%    25.15%(b)   85.74%(b)  154.40%(b) 21.85%(b)   64.56%(b)  45.41%(b)
RATIOS AND SUPPLEMENTARY DATA:
  Net Assets at End of
    Period (000's)...................  $8,590   $214,901    $168,282     $80,985   $20,596     $14,317     $6,340
  Ratios to Average Net Assets:
    Expenses including reimbursement/
      waiver of fees ................    2.26%(d)   1.92%       2.00%       2.00%     2.00%(d)    2.00%      2.00%(d)
    Expenses excluding reimbursement/
      waiver of fees ................    2.26%(d)   1.92%       2.03%       2.06%     2.53%(d)    3.27%      6.02%(d)
    Net investment loss including
      reimbursement/waiver of fees...   (1.56)%(d) (1.14)%     (0.44)%     (0.40)%   (0.73)%(d)  (1.10)%    (0.77)%(d)
  Portfolio Turnover Rate .........       117%(f)    498%        619%        725%      173%(f)     341%       166%(f)



(a) Effective October 31, 1999, the Fund changed its fiscal year end from May 31 to October 31.
(b) Total returns would have been lower had certain Fund expenses not been waived or reimbursed during the periods shown (See Note 3).
(c) Total return calculations for a period of less than one year are not annualized.
(d) Annualized.
(e) The Fund commenced operations on October 15, 1997.
(f) Not annualized.


    The accompanying notes are an integral part of the financial statements.
                                       6
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SCHRODER ULTRA FUND
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NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003
(UNAUDITED)


NOTE 1 - ORGANIZATION

Schroder Capital Funds (Delaware) ("SCFD") is an open-end series management investment company registered under the Investment Company Act of 1940, as amended. SCFD was organized as a Maryland corporation on July 30, 1969; reorganized as Schroder Capital Funds, Inc., a series company, on February 29, 1988; and reorganized on January 9, 1996, as a Delaware business trust. SCFD has an unlimited number of authorized shares, which are divided into five separate investment portfolios. Included in this report is the Schroder Ultra Fund (the "Fund"), which is a non-diversified portfolio that commenced operations on October 15, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund which are in conformity with accounting principles generally accepted in the United States of America:

VALUATION OF INVESTMENTS: Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded, except that NASDAQ official closing prices for all NASDAQ National Market and NASDAQ Small Cap Market securities are used, where applicable. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the mean of the closing bid and ask prices ("mid-market price"), or if none, the last sale price on the preceding trading day. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Prices used for valuation generally are provided by independent pricing services. Short-term investments, having a maturity of 60 days or less, are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Fund's Board of Trustees ("Trustees").

REPURCHASE AGREEMENTS: When entering into repurchase agreements, it is the Fund's policy that the Fund takes into its possession, through its custodian, the underlying collateral and monitor the collateral's value at the time the agreement is entered into and on a daily basis during the term of the repurchase agreement to ensure that it equals or exceeds the repurchase price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

INVESTMENT TRANSACTIONS: Investment security transactions are recorded as of trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Capital gain taxes on securities in certain foreign countries are accrued on realized gains and unrealized appreciation.

INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recorded on an accrual basis. Foreign dividend and interest income amounts and realized capital gains or losses are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

EXPENSES: Expenses are recorded on an accrual basis. Most of the expenses of the Fund can be directly attributable to a specific Fund. Expenses not directly attributable to a specific Fund are allocated among the Funds based on average net assets or other appropriate methodology.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders from net investment income and from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

DERIVATIVE INSTRUMENTS: The Fund may purchase and sell a variety of "derivative" instruments (for example options or futures) in order to gain exposure to particular securities or markets, in connection with hedging transactions, and to increase total return. A Fund's use of derivative instruments involves the risk the instrument may not work as intended due to unanticipated developments in market conditions or other causes. Derivatives often involve the risk that the other party to the transaction will be unable to close out position at any particular time or at an acceptable price. When the Fund uses certain types of derivative instruments for investment purposes, it could lose more than the original cost of the investment and its potential loss could be

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SCHRODER ULTRA FUND
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NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003
(UNAUDITED)


unlimited. Also, suitable derivative transactions may not be able to be available in all circumstances, and there can be no assurance that a Fund will engage in these transactions when they will be beneficial.

NOTE 3 - INVESTMENT ADVISORY FEES AND ADMINISTRATION AGREEMENTS

The Fund has entered into an investment advisory agreement with Schroder Investment Management North America Inc. ("SIMNA"). Under this agreement, SIMNA provides investment management services and is entitled to receive for its services compensation, payable monthly, at the annual rate of 1.25% of the Fund's average daily net assets.

The administrator of the Fund is Schroder Fund Advisors Inc. ("Schroder Advisors"), a wholly owned subsidiary of SIMNA. For its services, Schroder Advisors is entitled to receive compensation at an annual rate, payable monthly, of 0.25% of the average daily net assets of the Fund.

The Fund has entered into a sub-administration and accounting agreement with SEI Investments Global Fund Services ("SEI"). Under the agreement with SEI, the Fund, together with all mutual funds managed by Schroder, pays fees to SEI based on the combined average daily net assets of all of the Funds in the Schroder Fund complex, according to the following annual rates: 0.15% of the first $300 million of such assets and 0.12% on such assets in excess of $300 million, subject to certain minimum requirements. The Fund pays its pro rata portion of such expenses.

NOTE 4 - TRANSACTIONS WITH AFFILIATES

TRUSTEES' FEES: The Fund pays no compensation to Trustees who are interested persons of the Trust, SIMNA or Schroder Advisors. For their services as Trustees of all open-end investment companies distributed by Schroder Advisors, Trustees who are not interested persons of the Fund, SIMNA or Schroder Advisors receive an annual retainer of $11,000 and $1,250 per meeting attended in person or $500 per meeting attended by telephone. Members of an Audit Committee for one or more of such Funds receive an additional $1,000 per year. Trustees' fees are allocated among the various Funds based on their relative net assets. Payment of meeting fees will be allocated only among those Funds to which the meeting relates.

NOTE 5 - INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the Fund, for the six months ended April 30, 2003 were $33,951,406 and $132,827,331, respectively.

NOTE 6 - FEDERAL INCOME TAXES

It is the policy of the Fund to continue to qualify as a "regulated investment company" by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to Federal income taxes to the extent that, among other things, it distributes substantially all of its taxable income, including realized capital gains, for the fiscal year. In addition, as a result of distributing substantially all of its net investment income during each calendar year, capital gains and certain other amounts, if any, the Fund will not be subject to a Federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for non-taxable dividends, investments in passive foreign investment companies and losses deferred due to wash sales.

At April 30, 2003, the identified cost for Federal income tax purposes of investments owned by the Fund was $8,690,654 with net unrealized appreciation of $381,772. Gross unrealized appreciation and depreciation were $578,445 and $196,673, respectively.

NOTE 7 - PORTFOLIO INVESTMENT RISKS
Option contracts involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Options also involve the risk that the other party to the transaction will be unable to meet its obligation or that the Fund will be unable to close out the position at any particular time or at an acceptable price.

NOTE 8 - BENEFICIAL INTEREST

As of April 30, 2003, the Fund had 3 shareholders owning beneficially or of record 81.65% of shares of the Fund.

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SCHRODER ULTRA FUND
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NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003
(UNAUDITED)


NOTE 9 - SUBSEQUENT EVENT

On May 30, 2003, shareholders of the Fund approved an agreement and plan of reorganization pursuant to which Schroder U.S. Opportunities Fund, a series of the Schroder Capital Funds (Delaware), will acquire all of the assets and assume all of the liabilities of the Fund, in complete liquidation of the Fund. The transaction is expected to occur on or about June 20, 2003, subject to satisfaction of closing conditions.

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SCHRODER ULTRA FUND
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SHAREHOLDER MEETING (UNAUDITED)

A meeting of the Shareholders of the Schroder Ultra Fund was held on May 30, 2003 at the offices of the Fund at 875 Third Avenue, 22nd Floor, New York, New York. The matter voted upon by the Shareholders and the resulting votes are presented below:


PROPOSAL 1. Proposal to approve an Agreement and Plan of Reorganization providing for the Merger of Schroder Ultra Fund with and into Schroder U.S. Opportunities Fund.

VOTES
                   For                  Against                Abstain
                   ---                  -------                -------
               1,029,426.666          218,048.452            76,224.000

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INVESTMENT ADVISOR

Schroder Investment Management North America Inc.
875 Third Avenue, 22nd Floor
New York, NY  10022


TRUSTEES

Peter L. Clark (CHAIRMAN)
David N. Dinkins
Peter E. Guernsey
John I. Howell
Peter S. Knight
Catherine A. Mazza
William L. Means
Clarence F. Michalis
Hermann C. Schwab


DISTRIBUTOR

Schroder Fund Advisors Inc.
875 Third Avenue, 22nd Floor
New York, NY  10022


TRANSFER & SHAREHOLDER SERVICING AGENT

Boston Financial Data Services, Inc.


CUSTODIAN

J.P. Morgan Chase & Co.


COUNSEL

Ropes & Gray


INDEPENDENT PUBLIC ACCOUNTANTS

PricewaterhouseCoopers LLP


The information contained in this report is intended for the general information of the shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus which contains important information concerning the Fund.


SCHRODER ULTRA FUND
P.O. BOX 8507
BOSTON, MA  02266
(800) 464-3108

ITEM 2.   CODE OF ETHICS.

Not applicable - only effective for annual reports for periods ending on or after July 15, 2003.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports for periods ending on or after July 15, 2003.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   (RESERVED)

ITEM 9.   CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (including recent enhancements designed to ensure timely recording of settlement amounts received in respect of class action litigation relating to portfolio securities held by the registrant) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEMS 10. EXHIBITS.


(a) Not applicable.

(b) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), are filed herewith. Officer certifications as required by Section 906 of the Sarbanes Oxley Act of 2002, also accompany this filing as an Exhibit.
--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Schroder Capital Funds (Delaware)


By (Signature and Title)*                \s\ Catherine A. Mazza
                                         ---------------------------------------
                                         Catherine A. Mazza, Principal Executive
                                         Officer

Date 7/8/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                \s\ Catherine A. Mazza
                                         -----------------------------------
                                         Catherine A. Mazza, Principal Executive
                                         Officer


Date 7/8/03


By (Signature and Title)*                \s\ Alan M. Mandel
                                         ------------------------------
                                         Alan M. Mandel, Treasurer and
                                         Chief Financial Officer

Date 7/8/03
* Print the name and title of each signing officer under his or her signature.